Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PERMANENT PORTFOLIO FAMILY OF FUNDS
Entity Central Index Key	0000357298
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
PERMANENT PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS I
Trading Symbol	PRPFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/permanent-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$91	.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	79.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRPFX) achieved a total return of 30.29%, net of expenses to average net assets of .79%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Permanent Portfolio—Class I Shares (PRPFX)	30.29%	13.47%	11.77%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.26%

S&P 500	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 7,230,638,458
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 42,166,232
Investment Company, Portfolio Turnover	16.21%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portf olio turnover rate as of end of reporting period	16.21%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2026.
PERMANENT PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS A
Trading Symbol	PRPDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/permanent-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$119	1.04%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PRPDX) achieved a total return of 29.97%, net of expenses to average net assets of 1.04%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 2016

Permanent Portfolio—Class A Shares (PRPDX)	29.97%	13.18%	10.97%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.33%

S&P 500	16.35%	14.99%	15.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 7,230,638,458
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 42,166,232
Investment Company, Portfolio Turnover	16.21%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portfolio turnover rate as of end of reporting period	16.21%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2026.
PERMANENT PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS C
Trading Symbol	PRPHX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/permanent-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142,
or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/permanent-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$205	1.79%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Permanent Portfolio’s investment objective is to preserve and increase the purchasing power value of its shares over the long term. The Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds.
During the year ended January 31, 2026, the Portfolio’s Class C shares (PRPHX) achieved a total return of 29.02%, net of expenses to average net assets of 1.79%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index and 16.35% for the S&P 500, and as compared to a 2.39% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the S&P 500 return nor the change in CPI-U reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended reflected positive returns on its gold and silver assets, its aggressive growth stocks, its natural resource stocks, its Swiss franc assets, and, to a lesser degree, its holdings of U.S. Treasury securities and corporate bonds, which more than offset negative returns on its real estate stocks.

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 2016

Permanent Portfolio—Class C Shares (PRPHX)	29.02%	12.34%	10.14%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.33%

S&P 500	16.35%	14.99%	15.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Net Assets	$ 7,230,638,458
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 42,166,232
Investment Company, Portfolio Turnover	16.21%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$7,230,638,458

Total number of portfolio holdings	194

Total advisory fees paid during reporting period	$42,166,232

Portfolio turnover rate as of end of reporting period	16.21%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2026.
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	SHORT-TERM TREASURY PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRTBX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/short-term-treasury-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$66	.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	65.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Short-Term Treasury Portfolio’s investment objective is to earn high current income, consistent with safety and liquidity of principal. Under normal market conditions, the Portfolio invests at least 80% of its assets in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The remainder of the Portfolio’s assets may be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. The Portfolio expects to maintain a dollar-weighted average portfolio maturity and duration of zero to three years.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRTBX) achieved a total return of 4.08%, net of expenses to average net assets of .65%, as compared to 4.33% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to net investment returns available on short-term U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Short-Term Treasury Portfolio—Class I shares (PRTBX) (1)	4.08%	1.83%	1.20%

FTSE 3-Month U.S. Treasury Bill Index	4.33%	3.37%	2.26%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 12,212,883
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 81,860
Investment Company, Portfolio Turnover	16.60%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$12,212,883

Total number of Portfolio holdings	8

Total advisory fees paid during reporting period	$81,860

Portfolio turnover rate as of end of reporting period	16.60%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by months to maturity, as a percentage of investments as of January 31, 2026.
VERSATILE BOND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRVBX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$67	.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	65.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PRVBX) achieved a total return of 5.65%, net of expenses to average net assets of .65%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Versatile Bond Portfolio—Class I shares (PRVBX) (1)	5.65%	2.98%	5.58%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	1.23%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 82,681,280
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 574,684
Investment Company, Portfolio Turnover	20.54%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.
Credit Quality Explanation [Text Block]	Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” s ecuritie
s are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.
VERSATILE BOND PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS A
Trading Symbol	PRVDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$92	.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	90.00%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PRVDX) achieved a total return of 5.38%, net of expenses to average net assets of .90%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class A shares (PRVDX) (1)	5.38%	2.72%	4.27%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	.71%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 82,681,280
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 574,684
Investment Company, Portfolio Turnover	20.54%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.
Credit Quality Explanation [Text Block]	Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of inter est an
d repayment of principal, and are subject to change.
VERSATILE BOND PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS C
Trading Symbol	PRVHX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at
(800) 531-5142
, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/versatile-bond-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Versatile Bond Portfolio’s investment objective is to earn high current income. Under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity, and may invest up to 20% of its assets in other securities, including preferred stocks.
During the year ended January 31, 2026, the Portfolio’s Class C shares (PRVHX) achieved a total return of 4.58%, net of expenses to average net assets of 1.65%, as compared to 8.35% for the Bloomberg Global Aggregate (Excluding Securitized) Bond Index over the same period. The returns of the index do not reflect a deduction for fees, expenses or taxes.
The Portfolio’s return during the year then ended lagged the performance of the index, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned index, the generally lower duration of its investments as compared to the index, and its investments in U.S. dollar denominated corporate securities having greater credit risk and less currency risk than the index.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Versatile Bond Portfolio—Class C Shares (PRVHX) (1)	4.58%	1.95%	3.49%

Bloomberg Global Aggregate (Excluding Securitized) Bond Index	8.35%	-2.10%	.71%

(1)
Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements in the Portfolio’s Annual Financial Statements and Other Information for specific information regarding fee waivers.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 82,681,280
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 574,684
Investment Company, Portfolio Turnover	20.54%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$82,681,280

Total number of Portfolio holdings	54

Total advisory fees paid during reporting period	$574,684

Portfolio turnover rate as of end of reporting period	20.54%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of January 31, 2026.
Credit Quality Explanation [Text Block]	Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” secu ritie
s are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.
AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS I
Trading Symbol	PAGRX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$131	1.10%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s Class I shares (PAGRX) achieved a total return of 37.72%, net of expenses to average net assets of 1.10%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Ten Years

Aggressive Growth Portfolio—Class I Shares (PAGRX)	37.72%	20.75%	19.71%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.94%

S&P 500	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 510,179,702
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,338,871
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.
AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS A
Trading Symbol	PAGDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$160	1.35%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s Class A shares (PAGDX)
achieved
a total return of 37.38%, net of expenses to average net assets of 1.35%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was primarily due to the
Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class A Shares (PAGDX)	37.38%	20.45%	18.61%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.40%

S&P 500	16.35%	14.99%	15.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 510,179,702
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,338,871
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS C
Trading Symbol	PAGHX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	https://www.permanentportfoliofunds.com/aggressive-growth-portfolio.html
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$248	2.10%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
Management’s discussion of Portfolio performance
Aggressive Growth Portfolio’s investment objective is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole.
During the year ended January 31, 2026, the Portfolio’s
Class
C shares (PAGHX) achieved a total return of 36.36%, net of expenses to average net assets of 2.10%, as compared to 11.65% for the Dow Jones Industrial Average and 16.35% for the S&P 500 over the same period. Neither the Dow Jones Industrial Average nor the S&P 500 reflect deductions for fees, expenses or taxes.
The Portfolio’s return during the year then ended was
primarily
due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the year ended January 31, 2026 included pharmaceuticals, computer software and services, real estate, energy services and processing, aerospace, and natural resources, while retail and engineering and construction provided the most depreciation over the same period.

Performance Past Does Not Indicate Future [Text]	Performance data shown above for the Portfolio represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
Periods Ended January 31, 2026

	One Year	Five Years	Inception on May 31, 2016

Aggressive Growth Portfolio—Class C Shares (PAGHX)	36.36%	19.56%	17.73%

Dow Jones Industrial Average—Total Return	11.65%	12.42%	13.40%

S&P 500	16.35%	14.99%	15.11%

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.
Net Assets	$ 510,179,702
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 2,338,871
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio
statistics
you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$510,179,702

Total number of Portfolio holdings	42

Total advisory fees paid during reporting period	$2,338,871

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows the Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2026.